RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 4) (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(301)	712	(564)	785
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	41	26	64	39
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	5	(16)	31	21
Total unrealized derivative fair value gains/(loss)	607	(358)	363	(606)
Rolling time period over which the Company forecasts cash requirements			12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities			1 year
Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	609	(354)	368	(598)
Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Estimated amount of AOCI related to cash flow hedges reclassified to earnings in the next 12 months			71
Period to hedge exposures to the variability of cash flows for all forecasted transactions			54 months
Foreign exchange contracts | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	16	(3)	15	(3)
Foreign exchange contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	478	(508)	58	(701)
Foreign exchange contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			56	(376)
Foreign exchange contracts | Non-Qualifying Derivative Instruments | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			2	(325)
Foreign exchange contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(60)	33	(31)	47
Foreign exchange contracts | Derivative Instruments used as Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	45	(45)	(3)	(67)
Interest rate contracts | Interest expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	23	33	44	46
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	3	(15)	28	23
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	1	(1)	2	(5)
Interest rate contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(279)	710	(521)	789
Commodity contracts | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	5	(4)	12	(4)
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	2	(1)	3	(2)
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	128	157	301	104
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			(1)	6
Commodity contracts | Non-Qualifying Derivative Instruments | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			(3)	(72)
Commodity contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)			305	170
Commodity contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(10)	17	(17)	17
Other contracts | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)	(3)		(7)
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	2	(2)	7	4
Other contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	3	(3)	8	(1)